Document And Entity Information	Dec. 13, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2025
Entity Registrant Name	SBC Medical Group Holdings Incorporated
Entity Central Index Key	0001930313
Entity Emerging Growth Company	true
Entity File Number	001-41462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1192288
Entity Address, Address Line One	200 Spectrum Center Dr. STE 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	593-0250
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SBCWW
Security Exchange Name	NASDAQ
Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SBC
Security Exchange Name	NASDAQ